Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013
Cash Flows from Operating Activities
Net (loss) income	$ (602,627)	$ (532,876)	$ 218,825	$ (143,626)
Adjustment to reconcile net loss to net cash used in operating activities:
Foreign currency transaction loss (gain)	5,184		(2,021)	1,031
(Gain) Loss on sale of investment	3,060		(1,981,344)
Investment revaluation	507,921		(216,270)
Extinguishment of liabilities				(197,745)
Changes in operating assets and liabilities:
Increase (decrease) in accounts payable and accrued liabilities	1,841	146,883	205,983	25,190
Increase (decrease) in amounts due to related parties	(45,523)	63,011	(18,120)	132,049
Net cash used in operating activities	(130,144)	(322,982)	(1,810,947)	(183,101)
Cash Flows from Investing Activities
Cash received from sale of investment	208,159
Net cash used in investing activities	208,159
Cash Flows from Financing Activities
Loan from related parties			94,000
Loan (repaid) to related parties	(35,000)	50,000	9,000
Loan from unrelated third parties			846,027	110,000
Common shares issued for cash			861,900
Advance received for common stock subscriptions		278,400
Net cash provided by financing activities	(35,000)	328,400	1,792,927	110,000
Effect of exchange rates on cash	(5,183)		20,025	7,821
Increase (decrease) in cash	37,832	5,418	2,005	(65,280)
Cash, beginning of period	2,524	519	519	65,799
Cash, end of period	$ 40,356	$ 5,937	$ 2,524	$ 519